Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BLACKROCK HIGH EQUITY INCOME FUND	May 31, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,190
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	631
Expense Example, with Redemption, 3 Years	881
Expense Example, with Redemption, 5 Years	1,149
Expense Example, with Redemption, 10 Years	1,915
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	607
Expense Example, with Redemption, 5 Years	1,051
Expense Example, with Redemption, 10 Years	$ 2,092